Summary of Significant Accounting Policies - Schedule of Basic and Diluted Net Income (Loss) Per Ordinary Share (Details) - Cantor Equity Partners, Inc. [Member] - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Class A – Public shares [Member]
Numerator:
Allocation of net income	$ 1,606,382	$ 315,569	$ 2,540,950	$ 179,441
Denominator:
Basic weighted average number of ordinary shares outstanding	10,000,000	5,217,391	10,000,000	1,751,825	3,825,137
Diluted weighted average number of ordinary shares outstanding	10,000,000	5,217,391	10,000,000	1,751,825
Basic net income (loss) per ordinary share	$ 0.16	$ 0.06	$ 0.25	$ 0.1	$ 0.24
Diluted net income (loss) per ordinary share	$ 0.16	$ 0.06	$ 0.25	$ 0.1	$ 0.24
Class A – Private placement shares [Member]
Numerator:
Allocation of net income	$ 48,191	$ 9,467	$ 76,228	$ 5,383
Denominator:
Basic weighted average number of ordinary shares outstanding	300,000	156,522	300,000	52,555
Diluted weighted average number of ordinary shares outstanding	300,000	156,522	300,000	52,555
Basic net income (loss) per ordinary share	$ 0.16	$ 0.06	$ 0.25	$ 0.1
Diluted net income (loss) per ordinary share	$ 0.16	$ 0.06	$ 0.25	$ 0.1
Class B Ordinary Shares [Member]
Numerator:
Allocation of net income	$ 401,595	$ 151,210	$ 635,237	$ 256,077
Denominator:
Basic weighted average number of ordinary shares outstanding	2,500,000	2,500,000	2,500,000	2,500,000
Diluted weighted average number of ordinary shares outstanding	2,500,000	2,500,000	2,500,000	2,500,000
Basic net income (loss) per ordinary share	$ 0.16	$ 0.06	$ 0.25	$ 0.1
Diluted net income (loss) per ordinary share	$ 0.16	$ 0.06	$ 0.25	$ 0.1